Net finance costs/(income)	12 Months Ended
Dec. 31, 2017
Net Finance Costs [Abstract]
Net finance costs/(income)

4 Net finance costs/(income)

(a) Net finance costs/(income)

	2017 £m	2016 £m	2015 £m

Interest expense	1,081	645	573

Option costs and fees (see note 4(b)(v))	–	–	104

Facility fees	13	5	9

Interest related to adjusting tax payables (see note 4(b)(ii))	43	25	8

Loss on bond redemption (see note 4(b)(iv))	–	101	–

Acquisition of RAI (see note 4(b)(i))	153	–	–

Fair value changes on derivative financial instruments and hedged items	(149)	(458)	(245)

Hedge ineffectiveness (see note 4(b)(iii))	9	–	–

Exchange differences on financial liabilities	47	363	135

Finance costs	1,197	681	584

Interest and dividend income	(84)	(68)	(79)

Hedge ineffectiveness (see note 4(b)(iii))	–	(18)	–

Deemed gain related to the investment in Reynolds (see note 4(b)(vi))	–	–	(601)

Exchange differences on financial assets	(19)	42	34

Finance income	(103)	(44)	(646)

Net finance costs/(income)	1,094	637	(62)

The Group manages foreign exchange gains and losses and fair value changes on a net basis excluding adjusting items, which are explained in note 4(b) and the derivatives that generate the fair value changes are as in note 16.

Facility fees principally relate to the Group's central banking facilities.

(b) Adjusting items included in net finance costs/(income)

Adjusting items are significant items in net finance costs/(income) which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.

The following adjusting items have been recognised:

(i)	the Group incurred £153 million of financing costs related to the acquisition of the shares not already owned by the Group in RAI;
(ii)

the Group incurred interest on adjusting tax payables of £43 million, including interest of £25 million (2016: £25 million; 2015: £8 million) in relation to the Franked Investment Income Group Litigation Order (FII GLO) (see note 6(b)); and

(iii)

the Group experienced significant hedge ineffectiveness, driven by market volatility following the “Brexit” referendum. The gain in 2016 of £18 million was deemed to be adjusting as it is not representative of the underlying performance of the business and so the partial reversal of £9 million in 2017 has also been deemed as an adjusting item.

In 2016, the following adjusting items have been recognised:

(iv)	the Group redeemed a US$700 million bond, prior to its original maturity date of 15 November 2018. This led to a loss of US$130 million (£101 million), which has been treated as an adjusting item.

In 2015, the following adjusting items have been recognised:

(v)

costs of £104 million in relation to financing activities, which includes costs on the acquisition of the non-controlling interests in the Group’s Brazilian subsidiary, Souza Cruz S.A. and the Group’s activities to maintain the then current ownership in RAI following its acquisition of Lorillard, Inc.;  and

(vi)

the Group’s investment of US$4.7 billion in cash of RAI has realised a deemed gain of US$931 million (£601 million). The deemed gain reflects the difference between the fixed price paid by the Group to RAI and the market value of RAI shares on the day of the transaction (see note 24(d)).